Acquisitions and Divestitures (Details) (USD $)	3 Months Ended				3 Months Ended		1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2011 Business Acquisition Concho [Member]	Mar. 31, 2012 Business Acquisition Various [Member]	Mar. 31, 2012 Business Acquisition BP [Member]	Mar. 31, 2012 Business Acquisition East Texas - Pending [Member]	Apr. 30, 2012 Business Acquisition Anadarko [Member]
Business Acquisition [Line Items]
Execution date of acquisition purchase and sale agreement						March 7, 2012
Acquisition closing date			March 31, 2011		March 30, 2012	May 1, 2012	April 3, 2012
Amount of cash paid to acquire the entity			$ 194,000,000
Amount of receivable recorded			2,000,000
Total consideration transferred			192,000,000	63,000,000	1,170,000,000
Acquisition contract price						175,000,000
Joint Venture Interest Acquired							23.00%
Future Funding Of Joint Venture Agreement							400,000,000
Assets:
Current	7,358,000
Noncurrent	207,735,000
Oil and natural gas properties	1,042,672,000
Total assets acquired	1,257,765,000
Liabilities:
Current liabilities	9,764,000
Asset retirement obligations	18,469,000
Total liabilities assumed	28,233,000
Net assets acquired	1,229,532,000
Business Acquisition Pro Forma Results of Operations
Total revenue and other	410,972,000	(7,608,000)
Total operating expenses	318,546,000	246,692,000
Net loss	$ (16,667,000)	$ (435,800,000)
Basic	$ (0.09)	$ (2.57)
Diluted	$ (0.09)	$ (2.57)